Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Share capital [Member]	Contributed surplus [Member]	Retained Earnings [Member]	Accumulated other comprehensive loss [Member]	Equity attributable to owners of parent [Member]
Beginning balance at Aug. 31, 2020	$ 6,233	$ 4,602	$ 27	$ 1,703	$ (99)	$ 6,233
Net income	986			986		986
Other comprehensive income	40				40	40
Comprehensive income	1,026			986	40	1,026
Dividends	(599)			(599)		(599)
Shares issued under stock option plan	18	19	(1)			18
Shares Repurchased	(336)	(129)		(207)		(336)
Redemption of preferred shares (note 17)	(300)	(293)		(7)		(300)
Share-based compensation	1		1			1
Ending balance at Aug. 31, 2021	6,043	4,199	27	1,876	(59)	6,043
Net income	764			764		764
Other comprehensive income	52				52	52
Comprehensive income	816			764	52	816
Dividends	(640)			(640)		(640)
Shares issued under stock option plan	17	18	(1)			17
Share-based compensation	1		1			1
Ending balance at Aug. 31, 2022	$ 6,237	$ 4,217	$ 27	$ 2,000	$ (7)	$ 6,237